Derivative Financial Instruments - Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Notional amount	$ 7,597,195	$ 6,067,092
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	6,136,865	4,787,260
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	205,283	123,348
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	132,996	219,841
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	5,714,698	4,361,426
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	39,321	40,860
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	44,567	41,785
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,250,546	1,045,730
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	14,880	15,798
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	695,454	570,175
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	25,783	16,256
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	26,716	16,495
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	487,713	427,006
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	209,784	234,102
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	119,962	145,352
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	27,034	27,421
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	62,788	61,329
Within one year [member]
Disclosure of financial assets [line items]
Notional amount	3,557,670	2,450,665
Within one year [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,742,713	1,741,909
Within one year [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	144,488	68,444
Within one year [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	109,569	172,600
Within one year [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,458,160	1,461,005
Within one year [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	16,599	22,432
Within one year [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	13,897	17,428
Within one year [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	676,371	551,205
Within one year [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	7,334	9,032
Within one year [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	175,690	116,067
Within one year [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	18,916	12,215
Within one year [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	21,698	14,373
Within one year [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	452,733	399,518
Within one year [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	138,586	157,551
Within one year [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	78,998	102,031
Within one year [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	17,124	15,554
Within one year [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	42,464	39,966
One to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	2,708,479	2,514,696
One to 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,264,312	2,120,854
One to 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	60,795	54,787
One to 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	23,122	46,433
One to 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,142,509	1,989,045
One to 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	19,841	15,694
One to 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	18,045	14,895
One to 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	377,124	321,704
One to 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	7,342	6,382
One to 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	331,270	287,705
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	6,514	3,976
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	4,675	2,115
One to 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	27,323	21,526
One to 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	67,043	72,138
One to 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	40,414	43,146
One to 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	6,602	7,810
One to 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	20,027	21,182
Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	1,331,046	1,101,731
Over 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,129,840	924,497
Over 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		117
Over 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	305	808
Over 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,114,029	911,376
Over 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,881	2,734
Over 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	12,625	9,462
Over 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	197,051	172,821
Over 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	204	384
Over 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	188,494	166,403
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	353	65
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	343	7
Over 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	7,657	5,962
Over 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,155	4,413
Over 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	550	175
Over 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	3,308	4,057
Over 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 297	$ 181